WESTCORE TRUST

Supplement Dated May 21, 2012

To the Statement of Additional Information

Dated April 30, 2012

for

Fund	Ticker Symbols
	Retail Class	Institutional Class

Westcore Growth Fund

Westcore MIDCO Growth Fund

Westcore Select Fund

Westcore Blue Chip Fund

Westcore Mid-Cap Value Fund

Westcore Small-Cap Opportunity Fund

Westcore Small-Cap Value Fund

Westcore Micro-Cap Opportunity Fund

Westcore International Small-Cap Fund

Westcore Flexible Income Fund

Westcore Plus Bond Fund

Westcore Colorado Tax-Exempt Fund

	WTEIX WTMGX WTSLX WTMVX WTMCX WTSCX WTSVX WTMIX WTIFX WTLTX WTIBX WTCOX	WILGX WIMGX -- WIMVX -- WISCX WISVX -- -- WILTX WIIBX --

Retail Class and Institutional Class

1.

The section regarding the Secretary on page 51 should be replaced in its entirety with the following.

Name, Address and Age [1]	Position(s) Held with The Trust	Term of Office and Length of Time Served [2]	Principal Occupation(s)
David T. Buhler Age 40 1290 Broadway, Suite 1100 Denver, Colorado 80203	Secretary	Since May 17, 2012

•

Vice President and Associate Counsel, ALPS Fund Services, Inc., since June 2010

•

Consulting Project Attorney, Janus Capital Management LLC, January 2010 to April 2010

•

Associate General Counsel and Assistant Secretary, Founders Asset Management LLC, January 2006 to February 2009

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Counsel, Great-West Life & Annuity Insurance Company, July 1997 to January 2006

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Chief Compliance Officer, Greenwood Investments, LLC, July 2002 to January 2006